Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	May 11, 2016
Document Effective Date	May 11, 2016
Prospectus Date	May 11, 2016
Fundamental Multi-Cap Core Portfolio | Class A
Prospectus:
Trading Symbol	MFNAX
Fundamental Multi-Cap Core Portfolio | Class C
Prospectus:
Trading Symbol	MFNCX
Fundamental Multi-Cap Core Portfolio | Class IS
Prospectus:
Trading Symbol	MFNSX
Fundamental Multi-Cap Core Portfolio | Class I
Prospectus:
Trading Symbol	MFNIX
Global Concentrated Portfolio | Class I
Prospectus:
Trading Symbol	MLNIX
Global Concentrated Portfolio | Class A
Prospectus:
Trading Symbol	MLNAX
Global Concentrated Portfolio | Class C
Prospectus:
Trading Symbol	MLNCX
Global Concentrated Portfolio | Class IS
Prospectus:
Trading Symbol	MLNSX
Global Core Portfolio | Class I
Prospectus:
Trading Symbol	MLMIX
Global Core Portfolio | Class A
Prospectus:
Trading Symbol	MLMAX
Global Core Portfolio | Class C
Prospectus:
Trading Symbol	MLMCX
Global Core Portfolio | Class IS
Prospectus:
Trading Symbol	MLMSX
US Core Portfolio | Class I
Prospectus:
Trading Symbol	MUOIX
US Core Portfolio | Class A
Prospectus:
Trading Symbol	MUOAX
US Core Portfolio | Class C
Prospectus:
Trading Symbol	MUOCX
US Core Portfolio | Class IS
Prospectus:
Trading Symbol	MUOSX